Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Income Before Provision For Income Taxes

The components of income before provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Domestic	$9,316	$9,724	$11,921
Foreign	581	759	763

Total	$9,897	$10,483	$12,684

Components Of Provision For Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Current
Federal	$223	$193	$(705)
Foreign	(45)	25	(19)
State and Local	114	290	(42)

Total	292	508	(766)

Deferred
Federal	(553)	276	2,945
Foreign	10	(38)	(24)
State and Local	(403)	(455)	316

Total	(946)	(217)	3,237
Investment tax credits	(6)	(6)	(4)

Total income tax provision (benefit)	$(660)	$285	$2,467

Schedule For The Principal Reasons For Difference In Effective And Statutory Tax Rates

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	(1.9)	(1.0)	1.4
Affordable housing credit	(1.9)	(1.8)	(1.3)
Employee benefits including ESOP dividend	(1.1)	(1.4)	(1.2)
Medicare Part D subsidy charge	–	–	6.9
Equity in earnings from unconsolidated businesses	(1.4)	(1.9)	(1.6)
Noncontrolling interest	(33.7)	(23.0)	(19.5)
Other, net	(1.7)	(3.2)	(0.3)

Effective income tax rate	(6.7)%	2.7%	19.4%

Schedule Of Cash Taxes Paid

The amounts of cash taxes paid are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Income taxes, net of amounts refunded	$351	$762	$430
Employment taxes	1,308	1,328	1,372
Property and other taxes	1,727	1,883	1,963

Total	$3,386	$3,973	$3,765

Schedule Of Deferred Taxes

Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2012	2011
Employee benefits	$13,644	$13,119
Tax loss and credit carry forwards	4,819	5,170
Uncollectible accounts receivable	206	224
Other - assets	1,050	952

	19,719	19,465
Valuation allowances	(2,041)	(2,376)

Deferred tax assets	17,678	17,089

Former MCI intercompany accounts receivable basis difference	1,275	1,435
Depreciation	13,953	13,743
Leasing activity	1,208	1,569
Wireless joint venture including wireless licenses	22,171	21,778
Other - liabilities	1,320	1,233

Deferred tax liabilities	39,927	39,758

Net deferred tax liability	$22,249	$22,669

Reconciliation Of The Beginning And Ending Balance Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2012	2011	2010
Balance at January 1,	$3,078	$3,242	$3,400
Additions based on tax positions related to the current year	131	111	231
Additions for tax positions of prior years	92	456	476
Reductions for tax positions of prior years	(415)	(644)	(569)
Settlements	100	(56)	(256)
Lapses of statutes of limitations	(43)	(31)	(40)

Balance at December 31,	$2,943	$3,078	$3,242

Schedule Of After Tax Benefits Related To Interest And Penalties In Provision For Income Taxes	We recognized the following net after tax benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2012	$82
2011	60
2010	29

Schedule Of After Tax Accrual For Payment Of Interest And Penalties In Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2012	$386
2011	470